Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Net carrying amount - beginning of period	€ 4,821	€ 4,643
Additions	2,404	1,104
Depreciation	(1,013)	(928)	€ (928)
Impairment	(18)	(59)	(47)
Reversals	14
Currency translation differences	267	253
Decreases in lease liabilities	994	939
Changes in the scope of consolidation	(1,879)	110
Other changes	(150)	(302)
Net carrying amount - end of period	4,446	4,821	4,643
Lessee's exposure arising from options for extension or termination of lease for office buildings	1,180
Lessee's exposure arising from extension options related to service stations for sale of oil products	121
Exploration & Production
Right-of-use assets
Net carrying amount - beginning of period	3,195
Additions	1,835
Net carrying amount - end of period	€ 2,653	3,195
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract	17 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract	18 years
Exploration & Production | Mexico
Right-of-use assets
Additions	€ 1,342
Global Gas & LNG Portfolio
Right-of-use assets
Additions	82
Refining & Marketing and Chemical
Right-of-use assets
Net carrying amount - beginning of period	765
Additions	357
Net carrying amount - end of period	800	765
Plenitude
Right-of-use assets
Changes in the scope of consolidation	73
Plenitude | Deconsolidated Entities
Right-of-use assets
Changes in the scope of consolidation	1,952
Corporate and Other activities
Right-of-use assets
Net carrying amount - beginning of period	541
Additions	91
Net carrying amount - end of period	548	541
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	168
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	2,667	2,672
Additions	1,342
Depreciation	(226)	(217)
Currency translation differences	239	213
Changes in the scope of consolidation	(1,878)
Other changes	(2)	(1)
Net carrying amount - end of period	2,142	2,667	2,672
Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	183	244
Additions	189	215
Depreciation	(197)	(170)
Currency translation differences	12	12
Changes in the scope of consolidation	(34)
Other changes	(5)	(118)
Net carrying amount - end of period	148	183	244
Lease commitment, nominal value	188
Drilling rig | Exploration & Production
Right-of-use assets
Additions	189
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	575	446
Additions	530	583
Depreciation	(303)	(274)
Impairment	(5)	(25)
Reversals	14
Currency translation differences	10	11
Changes in the scope of consolidation	(39)
Other changes	(100)	(166)
Net carrying amount - end of period	682	575	446
Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	454	424
Additions	76	104
Depreciation	(70)	(63)
Impairment		(6)
Currency translation differences	3	3
Other changes	(6)	(8)
Net carrying amount - end of period	457	454	424
Motorway concessions and service stations | Refining & Marketing and Chemical
Right-of-use assets
Additions	83
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	14	11
Additions	28	23
Depreciation	(13)	(11)
Impairment	(5)	(14)
Other changes	(5)	5
Net carrying amount - end of period	19	14	11
Oil and gas distribution facilities | Exploration & Production
Right-of-use assets
Additions	223
Office buildings
Right-of-use assets
Net carrying amount - beginning of period	618	652
Additions	108	34
Depreciation	(130)	(122)
Currency translation differences	3	8
Changes in the scope of consolidation	(1)	(6)
Other changes	(3)	52
Net carrying amount - end of period	595	618	652
Lease commitment, nominal value	€ 437
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Vehicles
Right-of-use assets
Net carrying amount - beginning of period	€ 48	32
Additions	21	40
Depreciation	(21)	(22)
Impairment	(1)
Other changes	(5)	(2)
Net carrying amount - end of period	42	48	32
Other
Right-of-use assets
Net carrying amount - beginning of period	262	162
Additions	110	105
Depreciation	(53)	(49)
Impairment	(7)	(14)
Currency translation differences		6
Changes in the scope of consolidation	73	116
Other changes	(24)	(64)
Net carrying amount - end of period	361	262	€ 162
Vessels
Right-of-use assets
Lease commitment, nominal value	268
Vessels | Global Gas & LNG Portfolio
Right-of-use assets
Additions	78
Vessels | Refining & Marketing and Chemical
Right-of-use assets
Additions	252
Aircraft | Corporate and Other activities
Right-of-use assets
Additions	54
Assets for staff activities | Corporate and Other activities
Right-of-use assets
Additions	33
Gross carrying amount
Right-of-use assets
Net carrying amount - beginning of period	7,403
Net carrying amount - end of period	6,862	7,403
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	3,366
Net carrying amount - end of period	2,507	3,366
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	572
Net carrying amount - end of period	516	572
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	1,268
Net carrying amount - end of period	1,360	1,268
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	666
Net carrying amount - end of period	734	666
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	66
Net carrying amount - end of period	87	66
Gross carrying amount | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	948
Net carrying amount - end of period	1,010	948
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	84
Net carrying amount - end of period	86	84
Gross carrying amount | Other
Right-of-use assets
Net carrying amount - beginning of period	433
Net carrying amount - end of period	562	433
Provisions for depreciation and impairment
Right-of-use assets
Net carrying amount - beginning of period	(2,582)
Net carrying amount - end of period	(2,416)	(2,582)
Provisions for depreciation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	(699)
Net carrying amount - end of period	(365)	(699)
Provisions for depreciation and impairment | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	(389)
Net carrying amount - end of period	(368)	(389)
Provisions for depreciation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	(693)
Net carrying amount - end of period	(678)	(693)
Provisions for depreciation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	(212)
Net carrying amount - end of period	(277)	(212)
Provisions for depreciation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	(52)
Net carrying amount - end of period	(68)	(52)
Provisions for depreciation and impairment | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	(330)
Net carrying amount - end of period	(415)	(330)
Provisions for depreciation and impairment | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	(36)
Net carrying amount - end of period	(44)	(36)
Provisions for depreciation and impairment | Other
Right-of-use assets
Net carrying amount - beginning of period	(171)
Net carrying amount - end of period	€ (201)	€ (171)